Selected quarterly financial data (unaudited) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Selected quarterly financial data
Summary of quarterly data

Summarized quarterly data for 2012 and 2013 are as follows (in thousands, except per share data):

	For the quarters ending
	March 31	June 30	September 30

2012:
Collaboration and grant revenue	$12,525,720	$7,585,177	$7,195,076
Operating expenses	18,745,957	15,083,384	14,250,383
Income (loss) from operations	(6,220,237)	(7,498,207)	(7,055,307)
Net income (loss)	(6,597,861)	(6,068,072)	(7,297,125)
Gain on exchange of convertible preferred stock in connection with recapitalization	—	159,954,069	—
Less beneficial conversion charge	—	(377,787)	—
Net income (loss) attributable to common stockholders	(6,597,861)	153,508,210	(7,297,125)
Basic net income (loss) per common share(1)	$(5,992.61)	$168.00	$(1,605.53)
Diluted net income (loss) per common share(1)	$(5,992.61)	$48.29	$(1,605.53)
2013:
Collaboration and grant revenue	$7,141,664	$6,854,212	$16,289,573
Operating expenses	15,718,073	21,307,148	20,565,188
Income (loss) from operations	(8,576,409)	(14,452,936)	(4,275,615)
Net income (loss)	(14,684,535)	(14,586,578)	(4,416,499)
Deemed dividend	(18,248,768)	—	—
Gain on exchange of convertible preferred stock in connection with recapitalization	3,390,750	—	—
Net income (loss) attributable to common stockholders	(29,542,553)	(14,586,578)	(4,416,499)
Basic net income (loss) per common share(1)	$(6,527.30)	$(5.51)	$(0.19)
Diluted net income (loss) per common share(1)	$(6,527.30)	$(5.51)	$(0.19)

(1)    The amounts were computed independently for each quarter and the sum of the quarters may not total the annual amounts.

	For the quarters ending
	March 31	June 30	September 30	December 31

2011:
Collaboration and grant revenue	$4,853,008	$4,772,720	$86,423,733	$9,362,686
Operating expenses	19,848,797	19,682,313	18,315,064	16,983,976
Income (loss) from operations	(14,995,789)	(14,909,593)	68,108,669	(7,621,290)
Net income (loss)	(15,550,607)	(15,388,398)	67,608,165	(5,764,646)
Basic net income (loss) per common share(1)	$(14,289.99)	$(14,140.93)	$52.39	$(5,290.57)
Diluted net income (loss) per common share(1)	$(14,289.99)	$(14,140.93)	$9.95	$(5,290.57)
2012:
Collaboration and grant revenue	$12,525,720	$7,585,177	$7,195,076	$6,640,090
Operating expenses	18,745,957	15,083,384	14,250,383	12,674,520
Income (loss) from operations	(6,220,237)	(7,498,207)	(7,055,307)	(6,034,430)
Net income (loss)	(6,597,861)	(6,068,072)	(7,297,125)	(6,272,044)
Gain on exchange of convertible preferred stock in connection with recapitalization	—	159,954,069	—	—
Less beneficial conversion charge	—	(377,787)	—	—
Net income (loss) attributable to common stockholders	(6,597,861)	153,508,210	(7,297,125)	(6,372,044)
Basic net income (loss) attributable to common stockholders per share	$(5,992.61)	$168.00	$(1,605.53)	$(1,380.13)
Diluted net income (loss) attributable to common stockholders per share(1)	$(5,992.61)	$48.29	$(1,605.53)	$(1,380.13)

(1)    The amounts were computed independently for each quarter and the sum of the quarters may not total the annual amounts.